Supplement to the
Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio and Telecommunications Portfolio
Class A, Class M, Class C, and Class I
April 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

Joseph Wickwire serves as lead portfolio manager of Gold Portfolio.

Steven Calhoun serves as co-manager of Gold Portfolio.

The following Information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Calhoun as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,061	none	$3
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,061 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Calhoun was $100,001 - $500,000.

FASFB-18-02 1.848947.117	December 10, 2018

Supplement to the
Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio and Telecommunications Portfolio
Class Z
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Joseph Wickwire serves as lead portfolio manager of Gold Portfolio.

Steven Calhoun serves as co-manager of Gold Portfolio.

The following Information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Calhoun as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,061	none	$3
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,601 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Calhoun was $100,001 - $500,000.

ACSFZ-ATLCZB-18-01 1.9892683.100	December 10, 2018